BUSINESS DESCRIPTION (Details Textual) - USD ($)	Dec. 31, 2017	Feb. 24, 2017	Dec. 31, 2016
Common Stock, Shares Authorized	100,000,000		100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001
Common Stock, Shares, Issued	13,333,334		13,333,334
Common Stock, Value, Issued	$ 13,333		$ 13,333
Common Stock, Shares, Outstanding	13,333,334		13,333,334
Jinxuan Coking Coal Ltd [Member]
Common Stock, Shares Authorized		50,000
Common Stock, Par or Stated Value Per Share		$ 1
Common Stock, Shares, Issued		50,000
Common Stock, Value, Issued		$ 50,000